SUPPLEMENT TO THE
SPARTAN(registered trademark) LONG-TERM
GOVERNMENT BOND FUND
PROSPECTUS
DATED MARCH 22, 1995
T   he following information
replaces the similar information
found in the Charter section
beginning on page 8.
Robert Ives is manager of
Spartan Long-Term
Government, which he has
managed since October 1995.
Mr. Ives also manages
Government Securities, Spartan
Government Income, Advisor
Government Investment, and
Advisor Annuity Government
Investment. Previously, he
managed Ginnie Mae, Spartan
Ginnie Mae, and Mortgage
Securities. Mr. Ives joined
Fidelity in 1991, after receiving
an M.B.A. from the University of
Chicago. Previously, Mr. Ives
was a consultant to the U.S. Air
Force for MITRE Corp.



SUPPLEMENT TO THE
SPARTAN(registered trademark) LONG-TERM
GOVERNMENT BOND FUND
PROSPECTUS
DATED MARCH 22, 1995
T   he following information
replaces the similar information
found in the Charter section
beginning on page 8.
Robert Ives is manager of
Spartan Long-Term
Government, which he has
managed since October 1995.
Mr. Ives also manages
Government Securities, Spartan
Government Income, Advisor
Government Investment, and
Advisor Annuity Government
Investment. Previously, he
managed Ginnie Mae, Spartan
Ginnie Mae, and Mortgage
Securities. Mr. Ives joined
Fidelity in 1991, after receiving
an M.B.A. from the University of
Chicago. Previously, Mr. Ives
was a consultant to the U.S. Air
Force for MITRE Corp.



   LTG-95-2     October 1, 1995
   LTG-95-2     October 1, 1995